Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

This  supplement  amends  the  Prospectus  of  each  of  the  Oppenheimer  Funds referenced  above  as  described  below  and  is in  addition  to  any  existing supplements of the Funds.

1. The section of each Prospectus,  with the exceptions of Capital  Preservation
Fund and Senior  Floating Rate Fund,  entitled "At What Price Are Shares Sold? -
Net Asset Value." is amended by replacing the second and third  paragraphs  with the following:

The net asset value per share for a class of shares on a "regular  business day"
is  determined  by dividing the value of the Fund's net assets  attributable  to that  class by the number of shares of that class  outstanding  on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the  exchange or market on which the  security is  principally  traded,
that   security   may  be  valued   by   another   method   that  the  Board  of
Directors/Trustees believes accurately reflects the fair value.

The Board has adopted  valuation  procedures  for the Fund and has delegated the day-to-day  responsibility  for  fair  value  determinations  to  the  Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural disaster).

If, after the close of the principal market on which a security held by the Fund is traded  and  before  the time as of which the  Fund's  net asset  values  are calculated  that day, a significant  event occurs that the Manager learns of and believes in the  exercise of its  judgment  will cause a material  change in the value of that  security  from the closing price of the security on the principal market  on which it is  traded,  the  Manager  will  use its  best  judgment  to determine a fair value for that security.

The  Manager  believes  that  foreign  securities  values  may  be  affected  by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

2. The section of the Capital  Preservation  Fund  Prospectus  entitled "At What
Price Are Shares  Sold? - Net Asset  Value." is amended by replacing  the second paragraph with the following:

The net asset value per share for a class of shares on a "regular  business day"
is  determined  by dividing the value of the Fund's net assets  attributable  to that  class by the number of shares of that class  outstanding  on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the  exchange or market on which the  security is  principally  traded, that  security  may be  valued by  another  method  that the Board of  Directors believes accurately reflects the fair value.

The Board has adopted  valuation  procedures  for the Fund and has delegated the day-to-day  responsibility  for  fair  value  determinations  to  the  Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural disaster).

If, after the close of the principal market on which a security held by the Fund is traded  and  before  the time as of which the  Fund's  net asset  values  are calculated  that day, a significant  event occurs that the Manager learns of and believes in the  exercise of its  judgment  will cause a material  change in the value of that  security  from the closing price of the security on the principal market  on which it is  traded,  the  Manager  will  use its  best  judgment  to determine a fair value for that security.

The  Manager  believes  that  foreign  securities  values  may  be  affected  by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

3. The section of each  Prospectus,  with the  exceptions of Cash Reserves Fund,
Money Market Fund,  Inc.,  Principal  Protected  Main Street Fund and  Principal
Protected  Main  Street  Fund II,  entitled  "Which  Class of Shares  Should You
Choose?  - Investing  for the Shorter  Term" is amended by  replacing  the third paragraph of that section with the following:

If you invest $1 million or more,  in most cases Class A shares will be the most advantageous  choice,  no matter  how long you intend to hold your  shares.  The
Distributor  normally  will not accept  purchase  orders of $250,000 or more for
Class B shares or $1 million or more for Class C shares from a single  investor.
Effective July 15, 2004, the limit on Class B share purchase orders on behalf of a single  investor  shall be  reduced  so that the  Distributor  will not accept purchase  orders of $100,000 or more for Class B shares from a single  investor.
Dealers or other financial intermediaries  purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

4. The section of the Cash Reserves  entitled  "Which Class of Shares Should You
Choose?"  is  amended  by  adding  the  following  paragraph  to the end of that section:

Investing  for the Shorter Term. If you invest $1 million or more, in most cases
Class A shares  will be the most  advantageous  choice,  no matter  how long you intend to hold your shares.  The  Distributor  normally will not accept purchase orders of  $250,000 or more for Class B shares or $1 million or more for Class C shares from a single  investor.  Effective  July 15, 2004,  the limit on Class B share  purchase  orders on behalf of a single  investor shall be reduced so that the Distributor  will not accept purchase orders of $100,000 or more for Class B shares  from a  single  investor.  Dealers  or  other  financial  intermediaries purchasing  shares for their  customers in omnibus  accounts are responsible for compliance with those limits.

5. The  section of each  Prospectus,  with the  exceptions  of Bond  Fund,  Cash
Reserves,  Convertible Securities Fund, Equity Fund, Inc., Limited Term New York
Municipal Fund, Money Market Fund, Inc.,  Principal  Protected Main Street Fund,
Principal Protected Main Street Fund II and Rochester Fund Municipals,  entitled
"Which Class of Shares  Should You Choose?  - Are There  Differences  in Account
Features  That  Matter to You?" is  amended  by  deleting  the  second and third sentences (for those Funds which have a third  sentence)in the second paragraph.
Share certificates will no longer be issued for Class A shares.

6. The section of each Prospectus,  with the exceptions of Cash Reserves,  Money
Market Fund, Inc., Principal Protected Main Street Fund, and Principal Protected
Main Street Fund II, entitled "How Can You Buy Class A Shares?  - Can You Reduce
Class A Sales  Charges?"  is amended by adding the  following to the end of that section:

To receive the reduced sales charge, at the time you purchase shares of the Fund or any other Oppenheimer  fund, you must inform your  broker-dealer or financial intermediary of any other  Oppenheimer  funds that you and your spouse own. This includes,  for  example,  shares of an  Oppenheimer  fund  held in a  retirement
account,   an  employee  benefit  plan,  or  at  a  broker-dealer  or  financial intermediary  other  than  the one  handling  your  current  purchase.  For more complete  information about ways to reduce your sales charges,  please visit the
OppenheimerFunds website: www.oppenheimerfunds.com.

7. The section of each Prospectus,  with the exceptions of AMT-Free  Municipals,
AMT-Free New York Municipals, Cash Reserves,  California Municipal Fund, Limited
Term California  Municipal Fund,  Limited Term Municipal Fund,  Limited Term New
York  Municipal  Fund,  Money  Market Fund,  Inc.,  New Jersey  Municipal  Fund,
Pennsylvania  Municipal Fund,  Principal  Protected Main Street Fund,  Principal
Protected Main Street Fund II,  Rochester Fund  Municipals,  Rochester  National
Municipals  and Senior  Floating  Rate Fund,  entitled  "How Can You Buy Class A
Shares? - Class A Contingent  Deferred Sales Charge." is amended by deleting the first paragraph and replacing it with the following paragraphs:

There is no initial  sales  charge on  purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of
Class A shares by certain  retirement plans that satisfied certain  requirements prior to March 1, 2001 ("grandfathered  retirement  accounts").  However,  those
Class A shares may be subject to a Class A contingent  deferred sales charge, as described  below.  Retirement  plans holding shares of  Oppenheimer  funds in an omnibus  account(s)  for the  benefit  of  plan  participants  in the  name of a fiduciary  or  financial  intermediary  (other  than  OppenheimerFunds-sponsored
Single DB Plus plans) are not  permitted  to make  initial  purchases of Class A shares subject to a contingent deferred sales charge.

The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts. For grandfathered  retirement accounts, the concession is 0.75% of the first  $2.5  million of  purchases  plus  0.25% of  purchases  in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were  previously  subject to a  front-end  sales  charge and dealer concession.

8. For the Senior  Floating  Rate Fund,  the section  entitled  "How Can You Buy
Class A Share?  - Class A Early  Withdrawal  Charge." is amended by deleting the first paragraph and replacing it the following paragraphs:

There is no initial  sales  charge on  purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of
Class A shares by certain  retirement plans that satisfied certain  requirements prior to March 1, 2001 ("grandfathered  retirement  accounts").  However,  those
Class A shares may be subject to a Class A contingent  deferred sales charge, as described  below.  Retirement  plans holding shares of  Oppenheimer  funds in an omnibus  account(s)  for the  benefit  of  plan  participants  in the  name of a fiduciary  or  financial  intermediary  (other  than  OppenheimerFunds-sponsored
Single DB Plus plans) are not  permitted  to make  initial  purchases of Class A shares subject to a contingent deferred sales charge.

The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts. For grandfathered  retirement accounts, the concession is 0.75% of the first  $2.5  million of  purchases  plus  0.25% of  purchases  in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were  previously  subject to a  front-end  sales  charge and dealer concession.

9. The first paragraph of the section entitled "Who Can Buy Class Y Shares?" for the  following  Prospectuses:  Bond Fund,  Capital  Appreciation  Fund,  Capital
Preservation Fund,  Discovery Fund, Emerging Growth Fund, Emerging  Technologies
Fund,  Enterprise Fund,  Equity Fund, Inc.,  Global Fund,  Global  Opportunities
Fund,  Growth Fund, High Yield Fund,  Limited Term Government  Fund, Main Street
Fund, Main Street  Opportunity  Fund,  Main Street Small Cap Fund,  MidCap Fund,
Quest Balanced Fund, Quest  Opportunity Value Fund, Quest Value Fund, Inc., Real
Asset Fund,  Real Estate Fund,  Rochester  Fund  Municipals,  Select Value Fund,
Strategic  Income  Fund,  U.S.  Government  Trust,  and Value Fund is amended by deleting  the next to last  sentence  in that  paragraph  and  substituting  the following in its place:

"They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others."

10. The section of the Prospectuses for Bond Fund, Limited Term Government Fund,
Main Street Fund, Inc., Strategic Income Fund and U.S. Government Trust entitled
"Who Can Buy Class Y Shares?" is amended by adding the following paragraph after the final paragraph in that section:

Investments  By "Funds of Funds."  Class Y shares of the Fund are  offered as an investment to other  Oppenheimer  funds that act as "funds of funds." The Fund's
Board of  Directors/Trustees  has approved making the Fund's shares available as an  investment  to those  funds.  Those  funds of funds may  invest  significant portions of their assets in shares of the Fund, as described in their respective prospectuses.  Those other  funds,  individually  and/or  collectively,  may own significant amounts of the Fund's shares from time to time. Those funds of funds typically  use asset  allocation  strategies  under  which they may  increase or reduce the amount of their investment in the Fund frequently, which may occur on a daily  basis  under  volatile  market  conditions.  Depending  on a number  of factors,  such as the  flows of cash  into and from the Fund as a result  of the activity  of  other  investors  and the  Fund's  then-current  liquidity,  those purchases and  redemptions  of the Fund's shares by funds of funds could require the Fund to purchase or sell portfolio  securities,  increasing its  transaction costs and possibly reducing its performance,  if the size of those purchases and redemptions  were  significant  relative to the size of the Fund.  For a further discussion  of the possible  effects of frequent  trading in the Fund's  shares, please refer to "Are There Limitations On Exchanges?".

11. The section of each Prospectus,  with the exceptions of the following Funds:
AMT-Free  Municipals,  AMT-Free New York Municipals,  California Municipal Fund,
Capital Preservation Fund, Cash Reserves, High Yield,  International Value Fund,
Limited Term  California  Municipal Fund,  Limited Term Municipal Fund,  Limited
Term New York Municipal  Fund, Main Street  Opportunity  Fund, Main Street Small
Cap Fund,  Money Market Fund,  Inc.,  New Jersey  Municipal  Fund,  Pennsylvania
Municipal Fund,  Principal Protected Main Street Fund,  Principal Protected Main
Street Fund II, Rochester Fund  Municipals,  Rochester  National  Municipals and
Senior Floating Rate Fund,  entitled  "Distribution  and Service (12b-1) Plans -
Distribution  and  Service  Plans  for  Class  B,  Class  C (add  "Class  M" for
Convertible  Securities  Fund only) and Class N Shares."  is amended by deleting the seventh paragraph and replacing it with the following paragraphs:

Under certain circumstances,  the Distributor will pay the full Class B, Class C or Class N asset-based  sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales  concession and the advance of the first year's service fee at the time of
purchase,   if  there  is  a  special  agreement  between  the  dealer  and  the
Distributor.  In those circumstances,  the contingent deferred sales charge will not be paid to the dealer.

For Class C shares  purchased  through  the  OppenheimerFunds  Recordkeeper  Pro program,  the Distributor  will pay the Class C asset-based  sales charge to the dealer of record in the first year after the  purchase of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The  Distributor will use the service fee it receives  from the Fund on those shares to reimburse
FASCorp for providing  personal  services to the Class C accounts  holding those shares.

In addition,  the Manager and the Distributor may make  substantial  payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities,  out of their own resources,  including the profits from the advisory fees the Manager  receives from the Fund.  Some of these  distribution-related  payments  may  be  made  to  dealers  or  financial intermediaries  for marketing,  promotional or related expenses;  these payments are often referred to as "revenue sharing." In some  circumstances,  those types of payments may create an incentive  for a dealer or financial  intermediary  or its  representatives  to  recommend  or  offer  shares  of  the  Fund  or  other
Oppenheimer  funds to its  customers.  You should ask your  dealer or  financial intermediary for more details about any such payments it receives.

12. The section of each  Prospectus  for Cash  Reserves,  High Yield Fund,  Main
Street  Opportunity Fund and Main Street Small Cap Fund entitled  "Distributions and Service (12b-1) Plans - Distribution  and Service Plans for Class B, Class C
and Class N Shares." is amended by adding the following paragraphs at the end of the section:

Under certain circumstances,  the Distributor will pay the full Class B, Class C or Class N asset-based  sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales  concession and the advance of the first year's service fee at the time of
purchase,   if  there  is  a  special  agreement  between  the  dealer  and  the
Distributor.  In those circumstances,  the contingent deferred sales charge will not be paid to the dealer.

For Class C shares  purchased  through  the  OppenheimerFunds  Recordkeeper  Pro program,  the Distributor  will pay the Class C asset-based  sales charge to the dealer of record in the first year after the  purchase of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The  Distributor will use the service fee it receives  from the Fund on those shares to reimburse
FASCorp for providing  personal  services to the Class C accounts  holding those shares.

In addition,  the Manager and the Distributor may make  substantial  payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities,  out of their own resources,  including the profits from the advisory fees the Manager  receives from the Fund.  Some of these  distribution-related  payments  may  be  made  to  dealers  or  financial intermediaries  for marketing,  promotional or related expenses;  these payments are often referred to as "revenue sharing." In some  circumstances,  those types of payments may create an incentive  for a dealer or financial  intermediary  or its  representatives  to  recommend  or  offer  shares  of  the  Fund  or  other
Oppenheimer  funds to its  customers.  You should ask your  dealer or  financial intermediary for more details about any such payments it receives.

13. The section of the  Prospectus  for the Capital  Preservation  Fund entitled
"Distribution  and Service  (12b-) Plans -  Distribution  and Service  Plans for
Class B, Class C and Class N Shares." is amended by deleting the last  paragraph of the section and replacing it with the following paragraphs:

Under certain circumstances,  the Distributor will pay the full Class B, Class C or Class N asset-based  sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales  concession and the advance of the first year's service fee at the time of
purchase,   if  there  is  a  special  agreement  between  the  dealer  and  the
Distributor.  In those circumstances,  the contingent deferred sales charge will not be paid to the dealer. Furthermore,  the Distributor pays a sales concession of  0.25% of the  purchase  price of  Class N  shares  to  dealers  from its own resources at the time of sale,  except for Class N shares purchased  through the
OppenheimerFunds  Recordkeeper  Pro program,  for which the Distributor does not pay a sales concession.

For Class C shares  purchased  through  the  OppenheimerFunds  Recordkeeper  Pro program,  the Distributor  will pay the Class C asset-based  sales charge to the dealer of record in the first year after the  purchase of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The  Distributor will use the service fee it receives  from the Fund on those shares to reimburse
FASCorp for providing  personal  services to the Class C accounts  holding those shares.

In addition,  the Manager and the Distributor may make  substantial  payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities,  out of their own resources,  including the profits from the advisory fees the Manager  receives from the Fund.  Some of these  distribution-related  payments  may  be  made  to  dealers  or  financial intermediaries  for marketing,  promotional or related expenses;  these payments are often referred to as "revenue sharing." In some  circumstances,  those types of payments may create an incentive  for a dealer or financial  intermediary  or its  representatives  to  recommend  or  offer  shares  of  the  Fund  or  other
Oppenheimer  funds to its  customers.  You should ask your  dealer or  financial intermediary for more details about any such payments it receives.

14. The section of the Prospectuses for AMT-Free  Municipals,  AMT-Free New York
Municipals,  California  Municipal Fund,  International Value Fund, Limited Term
California  Municipal Fund,  Limited Term Municipal Fund,  Limited Term New York
Municipal  Fund,  New  Jersey  Municipal  Fund,   Pennsylvania  Municipal  Fund,
Rochester Fund  Municipals,  Rochester  National  Municipals and Senior Floating
Rate Fund entitled  "Distribution  and Service (12b-1) Plans - Distribution  and
Service  Plans for Class B and Class C Shares."  is  amended by adding  (for the
Senior  Floating Rate Fund only,  please delete the last paragraph then add) the following paragraphs at the end of the section:

Under certain circumstances,  the Distributor will pay the full Class B or Class
C  asset-based  sales charge and the service fee to the dealer  beginning in the first year after  purchase of such shares in lieu of paying the dealer the sales concession  and the  advance  of the  first  year's  service  fee at the time of
purchase,   if  there  is  a  special  agreement  between  the  dealer  and  the
Distributor.  In those circumstances,  the contingent deferred sales charge will not be paid to the dealer.

In addition,  the Manager and the Distributor may make  substantial  payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities,  out of their own resources,  including the profits from the advisory fees the Manager  receives from the Fund.  Some of these  distribution-related  payments  may  be  made  to  dealers  or  financial intermediaries  for marketing,  promotional or related expenses;  these payments are often referred to as "revenue sharing." In some  circumstances,  those types of payments may create an incentive  for a dealer or financial  intermediary  or its  representatives  to  recommend  or  offer  shares  of  the  Fund  or  other
Oppenheimer  funds to its  customers.  You should ask your  dealer or  financial intermediary for more details about any such payments it receives.

15. The section of each  Prospectus,  with the exception of Principal  Protected
Main Street Fund,  Principal  Protected Main Street Fund II and Senior  Floating
Rate  Fund,  entitled  "How  to  Exchange  Shares  - Are  There  Limitations  on
Exchanges?" is amended as follows:

The first bullet point is amended to read as follows:

o Shares are redeemed  from one fund and are normally  purchased  from the other fund in the same  transaction  on the same  regular  business  day on which  the
Transfer  Agent or its  agent  (such as a  financial  intermediary  holding  the investor's  shares in an omnibus  account)  receives  an exchange  request  that conforms to the policies  described  above.  It must be received by the close of
The New York Stock  Exchange  that day,  which is normally  4:00 P.M. but may be earlier on some  days.  The  Transfer  Agent may delay the  reinvestment  of the proceeds  of an  exchange  up to  five  business  days if it  determines  in its discretion  that  an  earlier  transmittal  of the  redemption  proceeds  to the receiving  fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.

         The second bullet point is amended to read as follows:

o The interests of the Fund's  shareholders and the Fund's ability to manage its investments may be adversely  affected when its shares are repeatedly  exchanged over the short  term.  When  large  dollar  amounts  are  involved,  the  Fund's implementation  of its investment  strategies may be negatively  affected or the
Fund might have to raise or retain more cash than the  portfolio  manager  would normally retain, to meet unanticipated  redemptions.  Frequent exchange activity also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those exchange requests.  These factors might hurt the Fund's  performance.  When the  Transfer  Agent in its  discretion  believes frequent  trading  activity  by  any  person,  group  or  account  would  have a disruptive effect on the Fund's ability to manage its investments,  the Fund and the Transfer Agent may reject  purchase  orders and/or  exchanges into the Fund.
The history of exchange  activity in all accounts known by the Transfer Agent to be under common ownership or control within the Oppenheimer funds complex may be considered  by the  Transfer  Agent,  with  respect to the  review of  exchanges involving  this Fund as part of the Transfer  Agent's  procedures  to detect and deter excessive exchange activity.  The Transfer Agent may permit exchanges that it believes in the  exercise of its judgment  are not  disruptive.  The Transfer
Agent might not be able to detect frequent  exchange  activity  conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in those accounts.  There is no  guarantee  that the Transfer  Agent's  controls  and  procedures  will be successful to identify  investors who engage in excessive trading activity or to curtail that activity.

As stated above, the Fund permits dealers or financial  intermediaries to submit exchange  requests on behalf of their customers (unless the customer has revoked that  authority).  The Manager,  the Distributor  and/or the Transfer Agent have agreements  with a limited  number of  broker-dealers  and  investment  advisers permitting  them to submit  exchange  orders in bulk on behalf of their clients, provided that those  broker-dealers  or advisers agree to  restrictions on their exchange  activity (which are more stringent than the restrictions that apply to other  shareholders).  Those  restrictions  include  limitations  on  the  funds available for exchanges,  the requirement to give advance notice of exchanges to the  Transfer  Agent,  and  limits on the  amount of client  assets  that may be invested in a particular  fund.  The Fund and its Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts  (including  pursuant to the  arrangements  described above) if, in the Transfer Agent's judgment  exercised in its discretion,  those exchanges would be disruptive to either fund in the exchange transaction.

16. For the Senior  Floating Rate Fund the second bullet point under the section entitled  "How to Exchange  Shares - Are There  Limitations  on  Exchanges?"  is
deleted in its entirety and replaced with the following:

o The interests of the Fund's  shareholders and the Fund's ability to manage its investments may be adversely  affected when its shares are repeatedly  exchanged over the short  term.  When  large  dollar  amounts  are  involved,  the  Fund's implementation  of its investment  strategies may be negatively  affected or the
Fund might have to raise or retain more cash than the  portfolio  manager  would normally retain, to meet unanticipated  redemptions.  Frequent exchange activity also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those exchange requests.  These factors might hurt the Fund's  performance.  When the  Transfer  Agent in its  discretion  believes frequent  trading  activity  by  any  person,  group  or  account  would  have a disruptive effect on the Fund's ability to manage its investments,  the Fund and the Transfer Agent may reject  purchase  orders and/or  exchanges into the Fund.
The history of exchange  activity in all accounts known by the Transfer Agent to be under common ownership or control within the Oppenheimer funds complex may be considered  by the  Transfer  Agent,  with  respect to the  review of  exchanges involving  this Fund as part of the Transfer  Agent's  procedures  to detect and deter excessive exchange activity.  The Transfer Agent may permit exchanges that it believes in the  exercise of its judgment  are not  disruptive.  The Transfer
Agent might not be able to detect frequent  exchange  activity  conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in those accounts.  There is no  guarantee  that the Transfer  Agent's  controls  and  procedures  will be successful to identify  investors who engage in excessive trading activity or to curtail that activity.

As stated above, the Fund permits dealers or financial  intermediaries to submit exchange  requests on behalf of their customers (unless the customer has revoked that  authority).  The Manager,  the Distributor  and/or the Transfer Agent have agreements  with a limited  number of  broker-dealers  and  investment  advisers permitting  them to submit  exchange  orders in bulk on behalf of their clients, provided that those  broker-dealers  or advisers agree to  restrictions on their exchange  activity (which are more stringent than the restrictions that apply to other  shareholders).  Those  restrictions  include  limitations  on  the  funds available for exchanges,  the requirement to give advance notice of exchanges to the  Transfer  Agent,  and  limits on the  amount of client  assets  that may be invested in a particular  fund.  The Fund and its Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts  (including  pursuant to the  arrangements  described above) if, in the Transfer Agent's judgment  exercised in its discretion,  those exchanges would be disruptive to either fund in the exchange transaction.

17. The section  entitled  "How to Exchange  Shares - Are There  Limitations  On
Exchanges?" for the Bond Fund,  Limited Term Government  Fund, Main Street Fund,
Inc.,  Strategic Income Fund and U.S.  Government Trust is amended by adding the following "bullet point":

o Frequent purchases and redemptions of the Fund's shares by funds of funds that invest in the Fund and  periodically  re-adjust  the amount of their  investment pursuant to asset reallocation  programs  (described in their  prospectuses) may also increase the Fund's portfolio turnover and resulting transaction costs. The
Board of Directors/Trustees of the Fund considered the possible effects of those transactions  when it permitted these asset  reallocation  arrangements.  Please refer to "How To Buy  Shares  -  Investing  Through  Funds  of  Funds"  for more information.

18. The section of the Prospectuses for Champion Income Fund, Developing Markets
Fund,  Discovery Fund, Emerging Growth Fund, Emerging  Technologies Fund, Global
Fund, Global  Opportunities Fund, Gold & Special Minerals Fund, High Yield Fund,
International Growth Fund, International Small Company Fund, Quest International
Value  Fund,  Real  Asset Fund and Small Cap Value  Fund  entitled  "How to Sell
Shares" is amended by deleting  the second and third  paragraphs  and  replacing them with the following:

Redemption  Fee.  The Fund imposes a 2%  redemption  fee on the proceeds of Fund shares that are redeemed  within 30 days of their  purchase.  The fee applies in the case of shares  redeemed in exchange  transactions.  The  redemption  fee is collected  by the  Transfer  Agent and paid to the Fund.  It is intended to help offset the trading,  market impact,  and  administrative  costs  associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading.  The fee is imposed to the extent that Fund shares  redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange  transaction.  Shares held the longest will be redeemed first.

                           The redemption fee is not imposed on shares:

o held in omnibus accounts of a financial intermediary,  such as a broker-dealer or a retirement plan fiduciary  (however,  shares held in retirement  plans that are not in  omnibus  accounts,  Oppenheimer-sponsored  retirement  plans such as
IRAs, and 403(b)(7)  plans are subject to the fee), if those  institutions  have not  implemented  the system  changes  necessary to be capable of processing the redemption  fee;

o held by investors in certain asset  allocation  programs that offer automatic  re-balancing or wrap-fee or similar fee-based programs and that have been  identified to the  Distributor and the Transfer Agent;

o redeemed for rebalancing transactions under the OppenheimerFunds
  Portfolio Builder program;

o redeemed pursuant to an OppenheimerFunds  automatic  withdrawal plan;

o redeemed due to the death or  disability  of the  shareholder;

o redeemed  as part of an automatic dividend exchange election  established in advance of the exchange;

o redeemed to pay fees  assessed  by the Fund or the  Transfer  Agent against the account;

o redeemed  from  accounts  for which the dealer,  broker or financial institution  of record has entered into an agreement with the  Distributor  that permits such  redemptions  without the  imposition of these fees,  such as asset allocation  programs;

o redeemed  for  conversion  of Class B shares to Class A shares or pursuant to fund mergers; and

o involuntary redemptions resulting from failure to meet account minimums.

19. The  section of each  Prospectus  entitled  "Shareholder  Account  Rules and
Policies - A $12 annual fee" is amended by deleting  the section in its entirety and replacing it with the following:

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is  automatically  deducted from each applicable Fund account  annually  on or about the  second  to last  "regular  business  day" of
September.  See the Statement of Additional Information  (shareholders may visit the  OppenheimerFunds  website)  to  learn  how you can  avoid  this fee and for circumstances under which this fee will not be assessed.

July 6, 2004                                                     PS0000.011

Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

     This supplement amends the Statement of Additional  Information  ("SAI") of each of the above  referenced Funds as described below and is in addition to any existing supplements of the Funds.

1. The second  paragraph for each SAI, except for Cash Reserves and Money Market
Fund, Inc., under "Brokerage Policies of the Fund - Brokerage  Provisions of the
Investment  Advisory  Agreement"  is  deleted  and  replaced  by  the  following paragraphs:

Under  the  investment  advisory  agreement,  in  choosing  brokers  to  execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates) that provide  brokerage and/or research  services to the Fund and/or the other  accounts  over which the Manager or its  affiliates  have  investment discretion.  The  concessions  paid to those  brokers may be higher than another qualified broker would charge,  if the Manager makes a good faith  determination that the concession is fair and reasonable in relation to the services provided.

Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio  transactions,  the  investment  advisory  agreement  also permits the
Manager to consider sales of shares of the Fund and other  investment  companies
for  which  the  Manager  or  an  affiliate   serves  as   investment   adviser.
Notwithstanding  that  authority,  and with the concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other investment  companies for which the Manager or an affiliate serves as investment adviser as a factor in selecting brokers for the Fund's portfolio  transactions.
However,  the Manager  may  continue to effect  portfolio  transactions  through brokers who sell shares of the Fund.

2. The  paragraph  under  "Distribution  and Service  Plans -  Distribution  and
Service  Plans",  with the  exception of Money Market Fund,  beginning  with the following  sentence  "Under the plans,  the Manager and the Distributor may make payments  to  affiliates  and in their sole  discretion,...."  is deleted in its entirety and replaced with the following paragraphs:

Under  the  Plans,  the  Manager  and  the  Distributor  may  make  payments  to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager  derives from the advisory fees it receives from the Fund, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Fund's   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

Financial  intermediaries,  brokers and dealers may receive other  payments from the  Distributor or the Manager from their own resources in connection  with the promotion  and/or  sale of  shares  of the Fund,  including  payments  to defray expenses  incurred in connection  with  educational  seminars and meetings.  The
Manager or Distributor may share expenses  incurred by financial  intermediaries in conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars or meetings at which the Fund is discussed.  In their sole  discretion,  the Manager and/or the
Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

3. The fifth paragraph under  "Distribution and Service Plans - Class B, Class C and Class N Service and Distribution  Plans" or under  "Distribution and Service
Plans - Class B, Class C (add "Class M" for Convertible -------- Securities Fund
only) and Class N  Service  and  Distribution  Plan  Fees" in each SAI,  for the
Capital Preservation Fund, Convertible Securities Fund, Developing Markets Fund,
High Yield Fund, International Small Company Fund, Main Street Opportunity Fund,
Main Street Small Cap Fund, Quest Balanced Fund, Quest  Opportunity  Value Fund,
Small Cap Fund, Quest  International Value Fund and Select Value Fund is deleted and replaced by the following paragraph:

Class B, Class C or Class N shares may not be purchased by an investor  directly from the Distributor without the investor  designating another  broker-dealer of record.  If the  investor no longer has another  broker-dealer  of record for an
existing   account,   the  Distributor  is   automatically   designated  as  the
broker-dealer of record,  but solely for the purpose of acting as the investor's agent to purchase  the  shares.  In those  cases,  the  Distributor  retains the asset-based  sales charge paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets represented by that account.

4. The second paragraph under "Distribution and Service Plans - Class B, Class C and Class N Service and Distribution  Plans" or under  "Distribution and Service
Plans - Class B, Class C and  --------  Class N Service  and  Distribution  Plan
Fees" for the Balanced  Fund,  Bond Fund,  Capital  Appreciation  Fund,  Capital
Income Fund, Champion Income Fund, Discovery Fund,  Disciplined Allocation Fund,
Emerging Growth Fund, Emerging  Technologies Fund, Enterprise Fund, Equity Fund,
Inc., Global Fund, Global Opportunity Fund, Gold & Special Minerals Fund, Growth
Fund,  International Bond Fund,  International Growth Fund,  International Value
Fund, Limited Term Government Fund, Main Street Fund, MidCap Fund, Quest Capital
Value Fund,  Inc.,  Quest Value Fund,  Inc.,  Real Asset Fund, Real Estate Fund,
Strategic Income Fund,  Total Return Bond Fund, U.S.  Government Trust and Value
Fund is  amended  by  deleting  the  last  sentence  and  replacing  it with the following:

Class B, Class C or Class N shares may not be purchased by an investor  directly from the Distributor without the investor  designating another  broker-dealer of record.  If the  investor no longer has another  broker-dealer  of record for an
existing   account,   the  Distributor  is   automatically   designated  as  the
broker-dealer of record,  but solely for the purpose of acting as the investor's agent to purchase  the  shares.  In those  cases,  the  Distributor  retains the asset-based  sales charge paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets represented by that account.

5. The fifth paragraph under "Distribution and Service Plans - Class B and Class
C Service and  Distribution  Plans" or under  "Distribution  and Service Plans -
Class B and  Class C  Service  and  Distribution  Plan  Fees"  for the  --------
AMT-Free  Municipals,  AMT-Free New York Municipals,  California Municipal Fund,
Cash Reserves,  International  Large-Cap Core Fund, Limited Term Municipal Fund,
New Jersey  Municipal  Fund,  Pennsylvania  Municipal Fund,  Rochester  National
Municipals  and  Senior  Floating  Rate  Fund is  deleted  and  replaced  by the following paragraph:

Class B or Class C shares may not be purchased by an investor  directly from the
Distributor without the investor designating another broker-dealer of record. If the  investor  no longer has  another  broker-dealer  of record for an  existing account,  the Distributor is  automatically  designated as the  broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares,  but does not retain any service  fees as to the assets represented by that account.

6. The second  paragraph  under  "Distribution  and Service Plans - Class B, and
Class C Service and Distribution Plans" or under "Distribution and Service Plans
- Class B and Class C  --------  Service  and  Distribution  Plan  Fees" for the
Limited Term California Municipal Fund, Limited Term New York Municipal Fund and
Rochester Fund Municipals is amended by deleting the last sentence and replacing it with the following:

Class B or Class C shares may not be purchased by an investor  directly from the
Distributor without the investor designating another broker-dealer of record. If the  investor  no longer has  another  broker-dealer  of record for an  existing account,  the Distributor is  automatically  designated as the  broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares,  but does not retain any service  fees as to the assets represented by that account.

7. The  following  paragraph  is added before the section  titled  "AccountLink"
under "How to Buy Shares",  except for the Principal  Protected Main Street Fund and Principal Protected Main Street Fund II:

When you purchase shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The Fund will not issue or re-register physical share certificates.

8.  The  first  paragraph  under  "About  Your  Account  - How to Buy  Shares  -
Retirement  Plans,"  with  the  exception  of  the  following  funds:   AMT-Free
Municipals,  AMT-Free  New York  Municipals,  California  Municipal  Fund,  Cash
Reserves,  Limited Term California  Municipal Fund, Limited Term Municipal Fund,
Limited  Term New York  Municipal  Fund,  Money Market  Fund,  Inc.,  New Jersey
Municipal Fund,  Pennsylvania  Municipal Fund,  Principal  Protected Main Street
Fund,  Principal  Protected  Main Street  Fund II,  Rochester  Fund  Municipals,
Rochester  National  Municipals  and Senior  Floating  Rate Fund, is deleted and replaced with the following:

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Fund without sales  charges or at reduced  sales charge rates,  as described in an Appendix to this  Statement of Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner & Smith, Inc.  ("Merrill  Lynch") or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has less than $1  million  in assets  invested  in  applicable  investments
(other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the  Oppenheimer  funds. If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has
$1 million or more in assets  but less than $5  million  in assets  invested  in applicable  investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the  Oppenheimer  funds.
If on the date the plan sponsor signed the Merrill Lynch record keeping  service agreement  the plan has $5  million  or more in assets  invested  in  applicable investments  (other  than  assets  invested  in money  market  funds),  then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

9. The last paragraph under "About Your Account - How to Buy Shares - Classes of
Shares" with the exception of Cash Reserves,  Money Market Fund, Inc., Principal
Protected Main Street Fund,  Principal  Protected Main Street Fund II and Senior
Floating Rate Fund, is deleted and replaced by the following paragraph:

The  Distributor  will not accept an order in an amount greater than $250,000 to purchase  Class B shares or more than $1 million to  purchase  Class C shares on behalf of a single  investor  (not  including  dealer  "street  name" or omnibus accounts).  Effective July 15, 2004, the Distributor will not accept an order in an amount greater than $100,000 to purchase Class B shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

10. For Cash Reserves the last  paragraph  under "How to Buy Shares - Classes of
Shares  -  Alternative  Sales  Arrangements"  is  deleted  and  replaced  by the following paragraph:

The  Distributor  will not accept an order in an amount greater than $250,000 to purchase  Class B shares or more than $1 million to  purchase  Class C shares on behalf of a single  investor  (not  including  dealer  "street  name" or omnibus accounts).  Effective July 15, 2004, the Distributor will not accept an order in an amount greater than $100,000 to purchase Class B shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

11. For the Senior  Floating Rate Fund, the section titled "About Your Account -
Classes of Shares" is deleted in its entirety and  replaced  with the  following paragraphs:

Classes of Shares.  The Fund's multiple class structure is available because the
Fund has obtained from the Securities and Exchange Commission an exemptive order
(discussed in "Distribution  Plans")  permitting it to offer more than one class of shares.  The  availability of the Fund's share classes is contingent upon the continued availability of the relief under that order.

Each class of shares of the Fund represents an interest in the same portfolio of
investments  of  the  Fund.  However,   each  class  has  different  shareholder
privileges  and  features.  The net  income  attributable  to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental  expenses  borne solely by that class.  Those  expenses  include the asset-based sales charges to which Class B and Class C shares are subject.

The  availability  of different  classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor.  That may  depend  on the  amount of the  purchase,  the  length of time the  investor expects  to hold  shares,  and  other  relevant  circumstances.  Class A  shares normally are sold subject to an initial sales charge.  While Class B and Class C shares have no initial sales charge,  the purpose of the early withdrawal charge and  asset-based  sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares -to compensate the Distributor and brokers,  dealers and  financial  institutions  that sell shares of the Fund.  A salesperson  who is  entitled to receive  compensation  from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The  Distributor  will not accept an order in an amount greater than $250,000 to purchase  Class B shares or more than $1 million to  purchase  Class C shares on behalf of a single  investor  (not  including  dealer  "street  name" or omnibus accounts).  Effective July 15, 2004, the Distributor will not accept an order in an amount greater than $100,000 to purchase Class B shares on behalf of a single investor (not including dealer "street name" or omnibus accounts)

12. The entire  section  under "About Your Account - How to Buy Shares - Account
Fees"  with the  exception  of the  Principal  Protected  Main  Street  Fund and
Principal Protected Main Street Fund II, is deleted in its entirety and replaced with the following:

Fund Account Fees. As stated in the Prospectus,  a $12 annual  "Minimum  Balance
Fee" is assessed on each Fund  account with a share  balance  valued under $500.
The Low Balance Fee is automatically  deducted from each such Fund account on or about the second to last business day of September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:

o A fund account whose shares were acquired after  September 30th of the prior year;

o A fund account that has a balance below $500 due to the  automatic  conversion of shares from Class B to Class A shares.  However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;

o Accounts of shareholders  who elect to access their  account  documents electronically  via eDoc  Direct;

o A fund account that has only  certificated  shares and, has a balance below
  $500 and is being  escheated;  o Accounts of  shareholders  that are held by  broker-dealers under the NSCC Fund/SERV  system;

o Accounts held under the Oppenheimer  Legacy Program and/or holding certain
  Oppenheimer Variable Account Funds;

o Omnibus  accounts  holding shares pursuant to the Pinnacle,  Ascender,  Custom
Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and

o A fund  account  that  falls  below  the $500  minimum  solely  due to  market fluctuations  within the 12-month period preceding the date the fee is deducted.

To access account documents  electronically  via eDocs Direct,  please visit the
Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

The Fund reserves the authority to modify Fund Account Fees in its discretion.

13. The Appendix to each SAI,  with the  exception  of Money  Market Fund,  Inc., titled  "OppenheimerFunds  Special  Sales  Charge  Arrangements  and Waivers" is
amended by  deleting  the third  bullet  point  under  "Waivers of Class A Sales
Charges of Oppenheimer Funds - Waivers of Initial and Contingent  Deferred Sales
Charges in Certain Transactions."

14. The Appendix to each SAI,  with the  exception  of Money Market Fund,  Inc., titled  "OppenheimerFunds  Special  Sales  Charge  Arrangements  and Waivers" is
amended by deleting the seventh bullet point under the section "Waivers of Class
B,  Class  C and  Class N Sales  Charges  of  Oppenheimer  Funds -  Waivers  for
Redemptions in Certain Cases" and replacing it with the following bullet point:

o Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more  requested in writing by a Retirement  Plan sponsor and  submitted  more than 12 months after the Retirement  Plan's first purchase of Class C shares, if the  redemption  proceeds are invested to purchase Class N shares of one or more
Oppenheimer funds.

July 6, 2004                                               PX0000.012